INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2013
INCOME TAXES [Abstract]
Schedule of Income Tax Provision

	2013	2012

Current Tax Provision:
Federal and state
Taxable income	$-	$-
Total current tax provision	$-	$-

Deferred Tax Provision:
Federal and state
Net loss carryforwards	$(1,491,000)	$(514,000)
Change in valuation allowance	1,491,000	514,000
Total deferred tax provision	$-	$-

Schedule of Deferred Tax Assets

	2013	2012
Deferred tax assets:
Net operating loss carryforwards	$522,000	$180,000

Valuation allowance	(522,000)	(180,000)

Net deferred tax assets	$-	$-

Schedule of Income Tax Reconciliation

	Years ended December 31,
	2013		2012

Federal income tax rate at 35%	$(522,000)	35.0%	$(180,000)	35.0%
State income tax, net of federal benefit	-	- %	-	- %
Change in valuation allowance	522,000	(35.0)%	180,000	(35.0)%

Benefit for income taxes	$-	- %	$-	- %